Trade receivables and contract assets - Summary of Expected Credit Losses for Trade Receivables and Contract Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables and contract assets
Balance as of January 1,	€ (14,345)	€ (8,456)
Balance as of December 31,	(14,345)	(14,345)
Trade receivables and contract assets
Trade receivables and contract assets
Balance as of January 1,	(4,373)	(4,597)
Provision for expected credit loss	1,456	288
Net amounts written off / recovered	209	512
Balance as of December 31,	€ (5,620)	€ (4,373)